Current Income Tax Assets (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Current Income Tax Assets	As of the indicated dates, the balances of Current Income Tax Assets correspond to:

	12.31.21	12.31.20
Tax Advances	76,381	297,497

Total	76,381	297,497